Schedule of mining exploration and metallurgy comprehensive loss (Details) - CAD ($)	6 Months Ended
	Aug. 31, 2026	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Consulting and others	$ 1,007,955	$ 144,480
Survey, drilling & geophysics	10,334,587	2,909,770
Metallurgical testing	2,765,835	1,763
Mining Tax Credits		(329,657)
Mining exploration and metallurgy in 2025		2,726,356
Tax credits relating to resources	(536,388)
Mining exploration and metallurgy in 2026	13,571,989
Lac`a l’Orignal area [Member]
IfrsStatementLineItems [Line Items]
Consulting and others	10,910
Survey, drilling & geophysics	4,160
Metallurgical testing
Mining Tax Credits
Mining exploration and metallurgy in 2025
Tax credits relating to resources	(667)
Mining exploration and metallurgy in 2026	14,403
Begin - Lamarche flagship area [Member]
IfrsStatementLineItems [Line Items]
Consulting and others	600,435	144,480
Survey, drilling & geophysics	10,064,354	2,909,770
Metallurgical testing	2,765,835	1,763
Mining Tax Credits		(329,657)
Mining exploration and metallurgy in 2025		2,726,356
Tax credits relating to resources	(506,405)
Mining exploration and metallurgy in 2026	12,924,219
Bluesky area [Member]
IfrsStatementLineItems [Line Items]
Consulting and others	396,610
Survey, drilling & geophysics	266,073
Metallurgical testing
Mining Tax Credits
Mining exploration and metallurgy in 2025
Tax credits relating to resources	(29,316)
Mining exploration and metallurgy in 2026	$ 633,367